Equity - Earnings per share (Details) - COP ($) $ / shares in Units, $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity
Profit attributable to Ecopetrol's ordinary shareholders	$ 10,488	$ 13,841	$ 21,061
Weighted average number of outstanding ordinary shares	41,116,694,690	41,116,694,690	41,116,694,690
Basic ordinary shares earnings per share (Colombian pesos)	$ 255.1	$ 336.6	$ 512.2
Diluted ordinary shares earnings per share (Colombian pesos)	$ 255.1	$ 336.6	$ 512.2